UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported) February 11, 2022

Commission File Number of securitizer: 025-04155

Central Index Key Number of securitizer: 0001464343

ATLANTICUS HOLDINGS CORPORATION1
(Exact name of securitizer as specified in its charter)

William R. McCamey, Chief Financial Officer, (770) 828-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

___________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

1 Atlanticus Holdings Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Fortiva Retail Credit Master Note Business Trust, Series 2018-One, Perimeter Master Note Business Trust, Series 2019-One and Perimeter Master Note Business Trust, Series 2019-Two.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ATLANTICUS HOLDINGS CORPORATION (Securitizer)

By:	/s/ William R. McCamey
Name: William R. McCamey Title: Chief Financial Officer

Dated: February 11, 2022